SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Use of estimates

a.	Use of estimates:

The accompanying Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense. Significant estimates include our ability to continue as going concern, the recoverability of long-lived assets, the recoverability of amounts due from related parties, the valuation of stock-based compensation and certain debt and derivative liabilities, recognition of loss contingencies and deferred tax valuation allowances. Actual results could differ from those estimates. Changes in facts and circumstances may result in revised estimates, which would be recorded in the period in which they become known. See note 8 regarding the Convertible Loans and Warrants estimations.

Financial statements in United States dollars

b.	Financial statements in United States dollars:

The functional currency of the Company is the U.S. dollar, as the U.S. dollar is the currency of the primary economic environment in which the Company operates. The Company’s transactions and balances denominated in U.S. dollars are present at their original amounts. Non-dollar transactions and balances have been re-measure to U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations and are included in the Financial Expenses – net line. The exchange rate of the US Dollar to the Israeli Shekel was 3.110 and 3.215 as of December 31, 2021 and 2020, respectively.

Cash and Cash equivalents

c.	Cash and Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash when originally purchased with maturities of three months or less.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (cont.)

Property, plant and equipment, net

d.	Property, plant and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers equipment and software	33

Other Intangibles- patents
e.	Other Intangibles- patents
Identifiable intangible assets are stated at cost, net of accumulated amortization. Patents are being amortized on the straight-line method over useful lives.
Severance pay

f.	Severance pay:

Certain of the Company’s employees have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). According to this section, these employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 release the Company from any future severance liabilities (under the above Israeli Severance Pay Law) in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 is recorded on the Company’s balance sheet.

Derivative Financial Instruments

g.	Derivative Financial Instruments

Management evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For option based simple derivative financial instruments, the Company uses an option-pricing model to value the derivative instruments at inception and subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date. We do not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks.

Fair value of financial instrument

h.	Fair value of financial instruments:

As defined in ASC 820 “Fair Value Measurements” (“ASC 820”), fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. The Company classifies fair value balances based on the observability of those inputs. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The following table summarizes fair value measurements by level at December 31, 2021 measured at fair value on a recurring basis:

December 31, 2021	Level 1	Level 2	Level 3	Total
Assets	In U.S. dollars
None	-	-	-	-

Liabilities
Convertible Loans	-	-	2,379,629	2,379,629
Warrants	259,892	-	-	259,892

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (cont.)

Concentrations of credit risks

i.	Concentrations of credit risks:

The financial instruments include cash, accounts receivable, accounts payable, accrued expenses, loans payable, due to officers and derivative financial instruments. Balances in various cash accounts may at times exceed federally insured limits. We have not experienced any losses in such accounts. Cash and cash equivalents are invested in major banks in Israel and United States. Generally, these deposits may be redeemed upon demand and therefore, management believes there is minimal risk. Other than certain warrant and convertible instruments (derivative financial instruments)., we believe the carrying values of our financial instruments approximate their fair values because they are short term in nature or payable on demand. Our derivative financial instruments are carried at a measured fair value. The Company has no significant off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Convertible Debt

j.	Convertible Debt:

For convertible debt that does not contain an embedded derivative that requires bifurcation, the conversion feature is evaluated to determine if the rate of conversion is below market value and should be categorized as a beneficial conversion feature (“BCF”). A BCF related to debt is recorded by the Company as a debt discount and with the offset recorded to equity. The related convertible debt is recorded net of the discount for the BCF. The discount is amortized as additional interest expense over the term of the debt with the resulting debt discount being accreted over the term of the note.

The Fair Value Measurement Option

k.	The Fair Value Measurement Option

We have elected the fair value measurement option for convertible debt with embedded derivatives that require bifurcation, and record the entire hybrid financing instrument at fair value under the guidance of ASC 815, Derivatives and Hedging (“ASC 815”). The Company reports interest expense, including accrued interest, related to this convertible debt under the fair value option, within the change in fair value of convertible notes and derivatives in the accompanying consolidated statement of operations.

Research and development costs

l.	Research and development costs:

Research and development consist of costs incurred in the process of developing product improvements or new products, and are expensed to the statement of operations as incurred. As of now the company does not capitalize any of its research and development costs.

General and administrative
m.	General and administrative expenses:
General and administrative expenses consist of all corporate overhead costs incurred by the Company.
Stock-Based Compensation

n.	Stock-Based Compensation:

We account for stock-based compensation in accordance with ASC 718, Stock Compensation (“ASC 718”). ASC 718, which requires that the cost resulting from all share-based transactions be recorded in the financial statements over the respective service periods. It establishes fair value as the measurement objective in accounting for share-based payment arrangements and requires all entities to apply a fair-value-based measurement in accounting for share-based payment transactions with employees. The statement also establishes fair value as the measurement objective for transactions in which an entity acquires goods or services from non-employees in share-based payment transactions.

The Company utilizes the straight-line method allocating the cost over the service period.

Income taxes

o.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Accounting for Income Taxes” (“ASC 740”), using the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company accounts for uncertain tax provisions in accordance with ASC 740-10-05, “Accounting for Uncertainty in Income Taxes.” The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Basic and Diluted Net Income (Loss) per Share

p.	Basic and Diluted Net Income (Loss) per Share:

The Company computes net income (loss) per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and

Convertible preferred stock, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. For the year ending December 31, 2021 and 2020, there were 346,593,597 and 266,835,750 shares, respectively, of convertible preferred stock outstanding and conversion privileges attached to convertible promissory notes payable. The common share equivalents of these securities have not been included in the calculations of loss per share because such inclusions would have an antidilutive effect as the Company has incurred losses during the years ended December 31, 2021 and 2020.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (cont.)

Recent Accounting Pronouncements

q.	Recent Accounting Pronouncements

On January 1, 2021, the Company adopted ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The adoption of ASU 2019-12 did not have a material effect on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-

40)” (“ASU 2020-06”), which is intended to address issues identified as a result of the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. For convertible instruments, ASU 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock, and enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance on the basis of feedback from financial statement users. ASU 2020-06 is effective for fiscal years, and interim periods in those fiscal years, beginning after December 15, 2023 (effective January 1, 2024) for smaller reporting companies. The Company is determining the adoption of this new accounting guidance and the effect on its consolidated financial statements throughout the period until implementation.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326),” referred to herein as ASU 2016-13, which significantly changes how entities will account for credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. ASU 2016-13 replaces the existing incurred loss model with an expected credit loss model that requires entities to estimate an expected lifetime credit loss on most financial assets and certain other instruments. Under ASU 2016-13 credit impairment is recognized as an allowance for credit losses, rather than as a direct write-down of the amortized cost basis of a financial asset. The impairment allowance is a valuation account deducted from the amortized cost basis of financial assets to present the net amount expected to be collected on the financial asset. Once the new pronouncement is adopted by the Company, the allowance for credit losses must be adjusted for management’s current estimate at each reporting date. The new guidance provides no threshold for recognition of impairment allowance. Therefore, entities must also measure expected credit losses on assets that have a low risk of loss. For instance, trade receivables that are either current or not yet due may not require an allowance reserve under currently generally accepted accounting principles, but under the new standard, the Company will have to estimate an allowance for expected credit losses on trade receivables under ASU 2016-13. ASU 2016-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2022for smaller reporting companies. Early adoption is permitted. The Company is determining the adoption of this new accounting guidance and the effect on its consolidated financial statements throughout the period until implementation.

Management does not believe that any other recently issued, but not yet effective, accounting standard if currently adopted would have a material effect on the accompanying consolidated financial statements.